RELATED PARTY TRANSACTIONS - Loan receivables from related parties (Details) - Related party ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Long-term loan receivables from related parties	¥ 27,000	$ 3,803	¥ 22,934
Total	55,030		73,397
IFM
RELATED PARTY TRANSACTIONS
Short-term loans to related parties	15,000		20,000
Long-term loan receivables from related parties	27,000		0
Others
RELATED PARTY TRANSACTIONS
Short-term loans to related parties	13,030		15,846
Long-term loan receivables from related parties	0		5,000
Xinhewan
RELATED PARTY TRANSACTIONS
Current portion of long-term loans to related parties	0		14,617
Long-term loan receivables from related parties	¥ 0		¥ 17,934